Aston Funds
(the “Trust”)
Aston/Fortis Global Real Estate Fund
Class N Shares
Supplement dated June 22, 2009
to the Class N Prospectus dated March 1, 2009
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.
The Board of Trustees of the Trust has determined that the termination and liquidation of Aston/Fortis Global Real Estate Fund (the “Fund”) is in the best interests of the Fund. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts that require additional time to change investment options. The estimated liquidation date of the Fund is on or about July 30, 2009.
For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com.
SUP GRE 609

Aston Funds
(the “Trust”)
Fortis Government Money Market Fund
Fortis Tax-Exempt Money Market Fund
Fortis Treasury Money Market Fund
Fortis Institutional Prime Money Market Fund
Aston/Fortis Investor Money Market Fund
(each a “Fund”)
Supplement dated June 22, 2009
to the Class N and Fortis Money Market Funds Prospectuses dated March 1, 2009
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.
The Board of Trustees of the Trust (the “Board”) has determined that the termination and liquidation of each Fund is in the best interest of each Fund. Effective immediately, each Fund is closed to new investments. Shareholders may continue to make subsequent investments into existing money market fund accounts until approximately July 28, 2009. The estimated liquidation date of each Fund is on or about July 30, 2009.
For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com.
SUP MMF 609